Note 7 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2018	December 31, 2019

Eirini Shipping Ltd. / Areti Shipping Ltd.	(a)	4,820,000	-
Kamsarmax One Shipping Ltd.	(b)	11,465,000	10,531,000
Ultra One Shipping Ltd.	(c)	15,000,000	14,060,000
Kamsarmax Two Shipping Ltd.	(d)	17,600,000	16,000,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(e)	15,000,000	12,200,000
Eirini Shipping Ltd.	(f)	-	4,100,000
		63,885,000	56,891,000
Less: Current portion		(7,071,444)	(6,924,000)
Long-term portion		56,813,556	49,967,000
Deferred charges, current portion		140,789	117,706
Deferred charges, long-term portion		385,456	278,160
Long-term bank loans, current portion net of deferred charges		6,930,655	6,806,294
Long-term bank loans, long-term portion net of deferred charges		56,428,100	49,688,840

Schedule of Maturities of Long-term Debt [Table Text Block]
To December 31:
2020	6,924,000
2021	13,374,000
2022	5,674,000
2023	20,619,000
2024	940,000
Thereafter	9,360,000
Total	56,891,000